Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Bar Chart Table:
Annual Return 2019	18.11%
Annual Return 2020	12.95%
Annual Return 2021	8.23%
Annual Return 2022	(16.79%)
Annual Return 2023	12.51%